Effects of One Percentage Point Change In Assumed Health Care Cost Trend Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on 2015 service and interest cost, Increase	$ 249
Effect on 2015 service and interest cost, Decrease	(194)
Effect on postretirement benefit obligation as of December 31, 2015, Increase	3,074
Effect on postretirement benefit obligation as of December 31, 2015, Decrease	$ (2,516)